Intangible assets and goodwill (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Computer Software Websites and Intellectual Property Rights [Member]
IfrsStatementLineItems [Line Items]
Intangible assets pledged as security for liabilities		₨ 276,203